CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE DEBT

NOTE 11 – CONVERTIBLE DEBT

On January 3, 2023, the Company and Freight Opportunities LLC (the “Noteholder”) entered into a Securities Purchase Agreement pursuant to which the Company issued to the Noteholder a convertible promissory note in the principal amount of up to $6,593,407 (the “2023 Convertible Note” or the “Note”). The Note carries an original issue discount of nine percent (9%), or in the aggregate, up to $593,407 (the “OID”). The Note has a maturity date of January 3, 2029.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11 – CONVERTIBLE DEBT (CONTINUED)

The securities purchase closes in tranches (each, a “Tranche”), with the closing of the first Tranche consists of a note with an aggregate purchase price of $1,650,000 and an aggregate principal amount (including OID) of $1,813,187 (the “Initial Closing”). As long as no event of default has occurred under the Note, the closing of (i) the second Tranche, consists of an aggregate purchase price of $1,100,000 and an aggregate principal amount (including OID) of $1,208,791, shall occur within sixty business days of the Initial Closing; and (ii) the third Tranche, consists of an aggregate purchase price of up to $3,250,000 and an aggregate principal amount (including OID) of up to $3,571,429, shall occur no later than the fifth business day (i) upon satisfaction of certain equity conditions (as defined in the Note) and (ii) provided that the Company’s ordinary shares have a daily volume weighted average price of more than $1.00 for 20 of the last 20 trading days (as defined in the Note) prior to the closing and the daily dollar trading volume of the ordinary shares shall have exceeded $500,000 for 20 of the last 30 trading days prior to the closing (which conditions may be waived by the Noteholder). The Noteholder shall have no obligation to fund the third Tranche if the third Tranche conditions have not been met by the date that is three years from January 3, 2023.

Interest rate on the Note shall reset daily and accrue (a) for payments made in cash, at a rate equal to the greater of (i) the Prime Rate plus 4% per annum, or (ii) 9% and (b) for payments made in ordinary shares, at a rate equal to the greater of (i) the Prime Rate plus 6% per annum, or (ii) nine 9%. The Company may pay such interest (i) in cash or (ii) in such number ordinary shares as is determined in the Note. Interest is payable on the last trading day of each fiscal quarter. If certain equity conditions are not satisfied, then the Company shall be required to pay interest in cash, which requirement may be waived by the Noteholder in its sole discretion.

The Note shall be convertible (in whole or in part), at the option of the Noteholder, into a number of Ordinary shares as is determined by dividing (x) that portion of (A) the outstanding principal amount, (B) accrued and unpaid interest with respect to such outstanding principal amount of the Note, (C) the Make-Whole Amount if any, that it elects to convert (the “Conversion Amount”) by (y) $2.30 (the “Conversion Price”). Make-Whole Amount is defined in the Note agreement as an amount equal to the amount of additional interest that would accrue under the Note after the date of conversion through the maturity date for a converted portion of the Note at the interest rate then in effect assuming for calculation purposes that the principal of this Note as of the remained outstanding period through and including the maturity date.

In addition, in case of dilutive issuance of Ordinary shares, warrant, options or convertible securities in which the price per share for such securities upon the exercise is less than the Conversion Price then in effect, the Conversion Price is reduced to then price per share. In the event of any consolidation or merger, the Conversion Price will be adjusted based on certain parameters of the event, such as fair value or exchange ratios. The Noteholder may require the Company to prepay the Note in connection with a change of control. The Company may repay the Note at an amount equal to 110% of the principal. If the Company combines the outstanding Ordinary Shares (such as reverse stock split), the applicable Conversion Price in effect immediately prior to the combination shall be proportionately increased.

As part of the Note agreement, the Company issued to the Noteholder a warrant to purchase up to 286,670 of its Ordinary shares at an exercise price of $150.00 (see Note 15).

During January and February 2023, the Company drew down $3,750,000 in cash, or $4,120,879 of principal including the OID, under the first, second and the third Tranches of the Note.

On April 24, 2023, the Company entered into a debt modification agreement (“First Debt Modification Agreement”) with the Noteholder which modified the Note. The First Debt Modification Agreement re-defined the funding amount net of a 9% OID as $9,000,000, including OID at $9,890,110, and amends the corresponding terms relating to the Tranches. The terms of the third Tranche were amended to an aggregate purchase price of up to $6,250,000 and an aggregate principal amount (including OID) of up to $6,868,132.

On April 24, 2023, the Company drew down $1,050,000 in cash, or $1,153,846 of principal including the OID, under the amended terms of the Note.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11 – CONVERTIBLE DEBT (CONTINUED)

As of June 30, 2023, the first tranche of $1,650,000, the second tranche of $1,100,000 and portion of the third Tranche in the amount of $2,050,000 were funded in a total purchase price of $4,800,000 and principal amount of $5,274,725 including the OID.

On June 30, 2023, the Company entered into a second debt modification agreement (“Second Debt Modification Agreement”) with the Noteholder to amend the Note, which was convertible at the option of the Noteholder into Ordinary shares of the Company pursuant to the terms thereof. The Second Debt Modification Agreement amended the terms of the Note such that it is convertible into either Ordinary shares or Series A-4 Preferred shares of the Company, at the discretion of the Noteholder. In connection with the Second Debt Modification Agreement, the Company issued a second amended and restated convertible promissory note in favor of the Noteholder (the “Amended Note”).

On June 30, 2023, the Noteholder also exercised its right to convert $3,500,000 of the principal of Amended Note into restricted Series A-4 Preferred shares using an Ordinary shares Conversion Price of $0.159. In connection with the conversion, the Noteholder also received additional conversion shares valued at the interest conversion rate for the Make-Whole Amount. For the purposes of calculating the amount of Series A-4 Preferred shares delivered thereunder, the Noteholder was entitled to receive 66.67 Series A-4 Preferred shares for each Ordinary share it would have been entitled to receive pursuant to a conversion hereunder into Ordinary shares.

In order to incentivize the Noteholder to convert its note, the Company issued to the Noteholder a warrant to purchase 25,000 Ordinary Shares at $4.00 per share (see Note 15). The warrants, which were issued as an inducement to the holder of convertible note to covert the note, are recognized as an expense equal to the fair value of the warrant in the amount of $81,840 and included in other expenses in the accompany consolidated statements of operations and comprehensive loss.

As of result of the Note conversion, the Company reduced its principal balance on the Amended Note by $3,500,000, from $5,274,725 to $1,774,725.

In August 2023 and October 2023, the Company drew down additional amounts of $305,000 and $550,000 in cash, respectively, for a total of $939,560 of principal including the OID, under the Note.

On November 30, 2023, the Company drew down on an additional $1,000,000 in cash, or $1,098,902 of principal including the OID, from the Note and issued a warrant to purchase 366,303 Ordinary Shares at an exercise price of $150.00 per share to the Noteholder as an additional consideration for the funding (see Note 15).

On December 18, 2023, the Company drew down an additional $1,020,000 in cash, or $1,120,879 of principal including the OID, from the Note and issued a warrant to purchase 25,000 Ordinary Shares at an exercise price of $4.00 per share to the Noteholder as an additional consideration for the funding (see Note 15).

On December 20, 2023, the Noteholder exercised its right to convert $3,554,065 of the Note into restricted Series A-4 Preferred shares using an Ordinary shares Conversion Price of $4.00. In connection with the conversion, the Noteholder also received additional Conversion Shares valued at the Interest Conversion Rate for the Make-Whole Amount. For the purposes of calculating the amount of Series A-4 Preferred shares delivered thereunder, the Noteholder was entitled to receive 66.677 Series A-4 Preferred shares for each Ordinary share it would have been entitled to receive pursuant to a conversion hereunder into Ordinary shares.

As of result of the Note conversion, the Company reduced its principal balance on the Convertible Note by $3,554,065. The Company issued to the Noteholder a warrant to purchase 25,000 Ordinary shares at $4.00 per share as an inducement to convert its Convertible Note (see Note 15). The warrants, are recognized as an expense equal to the fair value of the warrant in the amount of $47,420 and included in other expenses in the accompanying statements of operations and comprehensive loss.

During December 2023, the Noteholder converted a principal amount of $1,040,000 under the Note, into 725,836 Ordinary shares at an average conversion price of $1.40.

The Company elected to apply the fair value option to the outstanding 2023 Convertible Note. As such, the 2023 Convertible Note was recognized at fair value with changes in fair value recognized in the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2023, the Company recognized a change in fair value of the convertible notes of $345,396 in the accompanying statements of operations and comprehensive loss.

The Company recorded interest expense pursuant to the stated interest rates on the Note in the amount of $449,147 for the year ended December 31, 2023. At December 31, 2023, the full amount is included in accrued interest within accrued expenses on the accompanying consolidated balance sheets.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS